Share-based compensation - Restricted shares (Detail)	12 Months Ended
	Dec. 31, 2019 € / shares		Dec. 31, 2019 $ / shares € / shares		Dec. 31, 2019 $ / shares	Dec. 31, 2018 € / shares [1]	Dec. 31, 2018 $ / shares [1]
Euro Member Countries, Euro
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement						2,220,891	2,220,891
Euro Member Countries, Euro | Restricted shares [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	1,866,864		1,866,864		1,866,864
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | € / shares	€ 34.63		€ 34.63			€ (29.69)
Number of other equity instruments granted in share-based payment arrangement	641,485		641,485
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | € / shares	€ 37.22
Notional Dividends	45,433	[2]	45,433	[2]
Weighted Average Exercise Price Notional Dividends | € / shares	€ 34.44	[2]
Number of other equity instruments exercised or vested in share-based payment arrangement	920,463		920,463
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | € / shares	€ 24.65
Number of other equity instruments forfeited in share-based payment arrangement	120,481		120,481
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | € / shares	€ 33.50
United States of America, Dollars
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement						1,905,867	1,905,867
United States of America, Dollars | Restricted shares [Member]
Share-based compensation - Text Details (Detail) [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	1,731,978		1,731,978		1,731,978
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares					$ 38.22		$ 33.58
Number of other equity instruments granted in share-based payment arrangement	614,062		614,062
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			€ 41.83
Notional Dividends	42,465	[2]	42,465	[2]
Weighted Average Exercise Price Notional Dividends | $ / shares			€ 38.07	[2]
Number of other equity instruments exercised or vested in share-based payment arrangement	688,010		688,010
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares			€ 28.67
Number of other equity instruments forfeited in share-based payment arrangement	142,407		142,407
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares			€ 37.71

[1]	Excludes premium shares on Restricted shares granted before 2013. (20% additional (premium) shares that may be received if shares delivered under the plan are not sold for three-year period).
[2]	Dividend declared in 2019 on outstanding shares.